Income Taxes (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of income tax expense (benefit)
U.S. Federal "expected" income tax				$ (495,540)	$ (398,453)
State income tax				(52,906)	(58,596)
Non-deductible beneficial conversion interest				102,000
Non-deductible items				24,769
Stock issued for compensation	563,000	290,162			818,595
S Corp non-deductible/taxable items					(31,703)
Change in valuation allowance				421,677	169,500
Total provision for income taxes